Submission	Sep. 10, 2025
Submission [Line Items]
Central Index Key	0002068441
Registrant Name	Strathcona Resources Ltd.
Registration File Number	333-287662
Form Type	F-10
Submission Type	F-10/A
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A